Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings
Borrowings

6. Borrowings

Borrowings as of December 31, 2016 and 2017 consisted of the following:

	As of December 31,
	2016	2017
Amounts due within one year	78,631	108,380
Less: unamortized deferred loan issuance costs	(4,709)	(4,551)

Borrowings—current portion	73,922	103,829

Amounts due after one year	1,188,398	1,064,893
Less: unamortized deferred loan issuance costs	(17,554)	(13,126)

Borrowings—non-current portion	1,170,844	1,051,767

Total	1,244,766	1,155,596

Terminated Facilities:

(a)Citibank N.A. London Branch facility:

Following the acquisition of GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd., the Partnership assumed $325,500 of outstanding indebtedness of the acquired entities. The loan agreement was signed by GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd., on May 12, 2014 with Citibank N.A. London Branch, acting as security agent and trustee for and on behalf of the other finance parties. The loan has a two-year maturity bearing interest at LIBOR plus a margin and $108,500 was drawn on each of June 3, 2014, on June 10, 2014 and on June 24, 2014 to partially finance the deliveries of the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, respectively. Using the proceeds of the equity offering completed in June 2015, GasLog Partners prepaid $10,000 of the GAS-nineteen Ltd. tranche on September 4, 2015, $5,000 of the GAS-twenty Ltd. tranche on December 10, 2015 and $5,000 of the GAS-twenty one Ltd. tranche on December 29, 2015. On April 5, 2016, the outstanding amount of $305,500 under the facility was fully repaid.

(b)Credit Suisse AG facility:

On January 18, 2012, GAS-seven Ltd. entered into a loan agreement of up to $144,000 with Credit Suisse AG, for the purpose of financing one of the newbuilding vessels. The loan agreement provided for a single tranche that was drawn on December 4, 2013 for the financing of the GasLog Seattle. On July 25, 2016, the outstanding amount of $124,000 under the facility was fully repaid.

(c)DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ)

On December 23, 2011, GAS-eight Ltd. entered into a loan agreement for a senior secured credit facility of up to $143,000 with DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ), for the purpose of financing one of the newbuilding vessels. The loan agreement provided for a single tranche that was drawn on June 24, 2014 for the financing of the Solaris. On July 25, 2016, the outstanding amount of $127,080 under the facility was fully repaid.

Existing Facilities:

(a)Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas:

On November 12, 2014, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd, GasLog Partners LP and GasLog Partners Holdings LLC entered in a loan agreement with Citibank N.A., London Branch, acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the "Partnership Facility") for the purpose of refinancing in full the existing debt facilities. The agreement provides for a single tranche that was drawn on November 18, 2014. The credit facility bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2017 is $382,500 and is repayable in eight quarterly installments of $5,625 and a final balloon payment of $337,500 together with the last quarterly installment in 2019.

On May 8, 2015, the GasLog Partners entered into a supplemental deed relating to the aforementioned loan facility, via which the Partnership's lenders unanimously approved changes to the facility agreement to reflect the amendments to the three time charters agreed with BG Group on April 21, 2015. As the aforementioned deed did not result in substantially different terms to the original loan agreement, the amendments were considered a modification of the existing terms. Consequently, the additional fees of $515 incurred during the year ended December 31, 2015 have been accounted for as deferred financing fees and will be amortized over the remaining term of the loan facility using the effective interest method.

(b)Five Vessel Refinancing

On February 18, 2016, subsidiaries of the Partnership and GasLog entered into credit agreements (the "Five Vessel Refinancing") to refinance the debt maturities that were scheduled to become due in 2016 and 2017. The Five Vessel Refinancing is comprised of a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche of up to $180,000. The vessels covered by the Five Vessel Refinancing are the Partnership-owned Methane Alison Victoria, Methane Shirley Elisabeth and Methane Heather Sally and the GasLog-owned Methane Lydon Volney and Methane Becki Anne. ABN AMRO Bank N.V. and DNB (UK) Ltd. were mandated lead arrangers to the transaction. The other banks in the syndicate are: DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited.

On April 5, 2016, $216,865 and $89,875 under the senior and junior tranche, respectively, of the Five Vessel Refinancing were drawn by the Partnership to refinance $305,500 of the outstanding debt of GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. The balance outstanding for the entities owned by the Partnership as of December 31, 2017 is $189,757 under the senior tranche that is repayable in 14 quarterly installments of $4,518 and a final balloon payment of $126,505 together with the last quarterly installment in April 2021, and $29,750 under the junior tranche that had an original maturity in April 2018 but was prepaid in full by the Partnership in January 2018 (refer to Note 20).

(c)Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V.:

On July 19, 2016, GasLog entered into a credit agreement to refinance the existing indebtedness on eight of its on-the-water vessels of up to $1,050,000 (the "Legacy Facility Refinancing") with a number of international banks, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing are the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Seattle, the Solaris, the GasLog Saratoga, the GasLog Salem and the GasLog Chelsea. Citigroup Global Market Limited, Credit Suisse AG and Nordea Bank AB were mandated lead arrangers to the transaction. The other banks in the syndicate are: Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. Nordea Bank AB, London Branch is the agent and security agent for the transaction. The Legacy Facility Refinancing is comprised of a five-year term loan facility of up to $950,000 and a revolving credit facility of up to $100,000.

Following the acquisitions of GAS-seven Ltd. and GAS-eight Ltd., the Partnership assumed $122,292 and $124,141 of indebtedness drawn on July 25, 2016 under the term loan facility to refinance the existing indebtedness of $124,000 and $127,080 for GAS-seven Ltd. and GAS-eight Ltd., respectively. Each aforementioned refinancing was considered an extinguishment of the existing debt facility. Consequently, the unamortized loan fees of $5,637 were written off to profit or loss for the year ended December 31, 2016. The balance outstanding for the entities owned by the Partnership as of December 31, 2017 is $231,301 under the term loan that is repayable in eight semi-annual installments of $7,566 each and a balloon payment of $170,773 due together with the last installment in July 2021, while the revolving credit facility available amount of $25,940 can be drawn at any time until December 31, 2020. Amounts drawn bear interest at LIBOR plus a margin.

(d)GAS-eleven Ltd. and GAS-thirteen Ltd. facility

Following the acquisitions of GAS-eleven Ltd. on May 3, 2017 and GAS-thirteen Ltd. on July 3, 2017, the Partnership assumed $151,423 and $155,005 of outstanding indebtedness of the acquired entities, respectively, under a debt financing agreement dated October 16, 2015 with 14 international banks, with Citibank N.A. London Branch and Nordea Bank AB, London Branch acting as agents on behalf of the other finance parties. The financing is backed by the Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure"), who are either directly lending or providing cover for over 60% of the facility (the "October 2015 Facility").

The loan agreement with GAS-eleven Ltd., with respect to the GasLog Greece provided for four tranches of $51,257, $25,615, $24,991 and $61,104, while the loan agreement with GAS-thirteen Ltd., with respect to the GasLog Geneva provided for four tranches of $50,544, $25,258, $24,643 and $60,252. Under the terms of the agreement, each drawing under the first three tranches would be repaid in 24 consecutive semi-annual equal installments commencing six months after the actual deliveries of the GasLog Greece and the GasLog Geneva, respectively, according to a 12-year profile. Each drawing under the fourth tranche would be repaid in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. On March 22, 2016, $162,967 was drawn down to partially finance the delivery of the GasLog Greece and on September 26, 2016, $160,697 million was drawn down to partially finance the delivery of the GasLog Geneva. The aggregate balance outstanding for the entities owned by the Partnership as of December 31, 2017 is $294,965. Amounts drawn under each applicable tranche bear interest at LIBOR plus a margin.

Securities Covenants and Guarantees

The credit agreements are secured as follows:

(i)	first priority mortgages over the ships owned by the respective borrowers (and in addition second priority mortgages in the case of the Five Vessel Refinancing);
(ii)

in the case of the Partnership Facility, guarantees from the Partnership and the Partnership's subsidiary GasLog Partners Holdings LLC, in the case of the Five Vessel Refinancing, a guarantee from GasLog, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the commitments relating to the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally and a guarantee from GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, in the case of the Legacy Facility Refinancing, a guarantee from GasLog, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the commitments relating to the GasLog Seattle and the Solaris and a guarantee from GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, and in the case of the October 2015 Facility, a guarantee from GasLog, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the commitments relating to the GasLog Greece and the GasLog Geneva and a guarantee from GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels;

(iii)	a pledge or a negative pledge of the share capital of the respective borrower; and
(iv)

a first priority assignment of all earnings, excluding the vessels participating in the spot market, and insurance related to the ships owned by the respective borrower (and in addition a second priority assignment in the case of the Five Vessel Refinancing).

Certain of the credit facilities also impose certain restrictions relating to the Partnership and GasLog, and their other subsidiaries, including restrictions that limit the Partnership's and GasLog's ability to make any substantial change in the nature of the Partnership's or GasLog's business or to engage in transactions that would constitute a change of control, without repaying all of the Partnership's and GasLog's indebtedness in full.

The credit facilities contain customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the credit facilities contain covenants requiring the Partnership and certain of the Partnership's subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel or vessels and (ii) the market value of any additional security provided to the lenders, at a value of not less than 120.0% (in the case of the October 2015 Facility, 115.0% for the first two years after each drawdown and 120.0% at any time thereafter) of the then outstanding amount under the applicable facility. If we fail to comply with these covenants and are not able to obtain covenant waivers or modifications, the lenders could require the Partnership to make prepayments or provide additional collateral sufficient to bring the Partnership into compliance with such covenants, and if we fail to do so the lenders could accelerate the indebtedness.

The credit facilities impose certain operating and financial restrictions on the Partnership and GasLog. These restrictions generally limit the Partnership's and GasLog's collective subsidiaries' ability to, among other things: (a) incur additional indebtedness, create liens or provide guarantees, (b) provide any form of credit or financial assistance to, or enter into any non-arms' length transactions with, the Partnership, GasLog or any of their affiliates, (c) sell or otherwise dispose of assets, including ships, (d) engage in merger transactions, (e) enter into, terminate or amend any charter, (f) amend shipbuilding contracts, (g) change the manager of ships, or (h) acquire assets, make investments or enter into any joint venture arrangements outside of the ordinary course of business.

The Partnership, as corporate guarantor for the Partnership Facility and the Five Vessel Refinancing is also subject to specified financial covenants on a consolidated basis. These financial covenants include the following as defined in the agreements:

(i)	the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 3.0% of total indebtedness or $15,000;
(ii)	total indebtedness divided by total capitalization must be less than 60.0%;
(iii)	the ratio of EBITDA over debt service obligations as defined in the Partnership's guarantees (including interest and debt repayments) on a trailing 12 months basis must be not less than 110.0%; and
(iv)

the Partnership is permitted to declare or pay any dividends or distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends or distributions.

The Five Vessel Refinancing, the Legacy Facility Refinancing and the October 2015 Facility also impose specified financial covenants that apply to GasLog and its subsidiaries on a consolidated basis.

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)	the ratio of EBITDA over debt service obligations as defined in the GasLog guarantees (including interest and debt repayments) on a trailing 12 months basis must be not less than 110.0%;
(iv)	the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 3.0% of total indebtedness and $50,000 after the first drawdown;
(v)

GasLog is permitted to pay dividends, provided that it holds unencumbered cash and cash equivalents equal to at least 4.0% of total indebtedness, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends; and

(vi)	GasLog's market value adjusted net worth must at all times be not less than $350,000.

GasLog Partners and GasLog were in compliance with all financial covenants as of December 31, 2017.

Loan From Related Parties:

Following the IPO on May 12, 2014, the Partnership entered into a $30,000 revolving credit facility (the "Old Sponsor Credit Facility") with GasLog to be used for general partnership purposes. The credit facility was unsecured and provided for an availability period of 36 months and bore interest at a rate of 5.0% per annum, with no commitment fee for the first year. After the first year, the interest increased to a rate of 6.0% per annum, with an annual 2.4% commitment fee on the undrawn balance. Each advance drawn was repayable within a period of 6 months after the respective drawdown date but was subject to unconditional right of immediate renewal if no repayment was made. As of December 31, 2015, the outstanding balance of the revolving credit facility was $15,000. Amounts of $10,000 and $5,000 were repaid into the revolving facility on March 31, 2016 and August 17, 2016, respectively, leaving a balance of zero. On November 18, 2016, the Partnership drew $10,000 which was repaid on December 30, 2016.

On April 3, 2017, the Partnership signed a deed of termination with respect to the Old Sponsor Credit Facility with GasLog. On the same date, GasLog Partners entered into a new unsecured five-year term loan of $45,000 and a new five-year revolving credit facility of $30,000 with GasLog (together, the "New Sponsor Credit Facility"). On April 5, 2017, under the New Sponsor Credit Facility, an amount of $45,000 under the term loan facility and an amount of $15,000 under the revolving credit facility were drawn by the Partnership and were used on the same date to prepay $60,125 of the outstanding debt of GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. under the junior tranche of the Five Vessel Refinancing, which would have been originally due in April 2018. The Partnership repaid $15,000 under the revolving credit facility of the New Sponsor Credit Facility on May 22, 2017. The New Sponsor Credit Facility is unsecured and the revolving credit facility provides for an availability period of five years. Each borrowing under the New Sponsor Credit Facility accrues interest at a rate of 9.125% per annum with an annual 1.0% commitment fee on the undrawn balance.

The New Sponsor Facility contains customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the New Sponsor Facility covenants require that at all times GasLog must continue to control, directly or indirectly, the affairs or composition of the Partnership's board of directors and any amendment to our Partnership Agreement, in the reasonable opinion of the lender, must not be adverse to its interests in connection with the New Sponsor Credit Facility.

As of December 31, 2017, the outstanding balance of the New Sponsor Facility is $45,000, while its fair value as of December 31, 2017 is $42,469.

Borrowings Repayment Schedule

The maturity table below reflects the principal repayments of the borrowings outstanding as of December 31, 2017 based on their repayment schedules:

As of December 31, 2017
Not later than one year	108,380
Later than one year and not later than three years	472,261
Later than three years and not later than five years	412,300
Later than five years	180,332

Total	1,173,273

The weighted average total interest rate for the abovementioned credit facilities as of December 31, 2017 is 4.0% (December 31, 2016: 3.4%).

As the bank facilities bear interest at variable interest rates, their aggregate fair value as of December 31, 2017 was equal to the amount outstanding of $1,128,273.